Subsequent Events (Details) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended
	Feb. 13, 2015	Jan. 22, 2015	Feb. 10, 2015
Common Unitholders
Dividend declared		$ 0.2325
Dividend paid	$ 0.2325
Class B Unitholders
Dividend declared		$ 0.21375
Dividend paid			$ 0.21375